Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) (fuboTV Inc. Pre-Merger) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2020	Dec. 31, 2018
Property and Equipment, gross		$ 335	$ 3,685
Less: Accumulated depreciation			(1,845)
Total property and equipment, net		335	1,840
Furniture and Fixtures [Member]
Property and Equipment, gross		335	668
Computer Equipment [Member]
Property and Equipment, gross			737
Leasehold Improvements [Member]
Property and Equipment, gross			$ 2,280
Fubo TV Pre-Merger [Member]
Property and Equipment, gross	$ 3,526	3,497		$ 3,361
Less: Accumulated depreciation	(1,484)	(1,349)		(733)
Total property and equipment, net	$ 2,042	$ 2,148		2,628
Fubo TV Pre-Merger [Member] | Furniture and Fixtures [Member]
Estimated useful lives	P5Y	P5Y
Property and Equipment, gross	$ 572	$ 572		569
Fubo TV Pre-Merger [Member] | Computer Equipment [Member]
Estimated useful lives	P3Y	P3Y
Property and Equipment, gross	$ 682	$ 653		520
Fubo TV Pre-Merger [Member] | Leasehold Improvements [Member]
Estimated useful lives	Lesser of useful life or lease term	Lesser of useful life or lease term
Property and Equipment, gross	$ 2,272	$ 2,272		$ 2,272